Business Combination (Details) - Schedule of cash flows in respect of the acquisition	12 Months Ended
Mar. 31, 2022 USD ($)
Schedule Of Cash Flows In Respect Of The Acquisition Abstract
Purchase consideration	$ (94,647)
Cash and Bank Balances	2,189
Net cash outflow	$ (92,458)